STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended
	Oct. 08, 2025	Jan. 31, 2026	Oct. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Class of Stock [Line Items]
Capital unit authorized				100,000,000		100,000,000	100,000,000
Common stock, shares authorized				100,000,000		100,000,000	100,000,000	100,000,000
Common Stock, par value				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock , outstanding shares	9,440,362			12,093,741		12,093,741	41,193,052	38,397,052
Number of common stock sold				280,000		644,000
Net proceeds from sale of common stock				$ 40,000		$ 222,000
Number of share cancellation			31,752,690
Equity Option [Member]
Class of Stock [Line Items]
Stock options exercised		1,300,000
Weighted average exercise price		$ 0.05
Proceeds from stock option		$ 65,000
Stock Option One [Member]
Class of Stock [Line Items]
Stock options forfeiture		78,820
Stock options exercised		788,199
Net shares issued in option		709,379
Five Individuals [Member]
Class of Stock [Line Items]
Stock options forfeiture			2,426,488
Service Providers [Member]
Class of Stock [Line Items]
Common stock for future issuance				864,900		864,900
Settlement of liabilities				$ 432,450		$ 432,450
Two Employees [Member]
Class of Stock [Line Items]
Common stock for future issuance				360,000		360,000
Settlement of liabilities				$ 180,000		$ 180,000
One Service Provider [Member]
Class of Stock [Line Items]
Common stock for future issuance				103,065		103,065
Settlement of liabilities				$ 51,533		$ 51,533
Common Stock [Member]
Class of Stock [Line Items]
Shares voluntarily surrendered without consideration, shares	31,752,690
Number of share cancellation					31,752,690